SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Term Deposits Maintained at Banks (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Bank deposits with financial institution	¥ 1,609,864	$ 252,623	¥ 160,349	¥ 69,762
The PRC | USD
Cash and Cash Equivalents [Line Items]
Bank deposits with financial institution	¥ 1,609,864		¥ 160,349	¥ 69,762